EQUIPMENT ON OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2012
EQUIPMENT ON OPERATING LEASES
Summary of equipment on operating leases

	2012	2011
Equipment on operating leases	$931,536	$830,607
Less:
Residual reserve	—	(599)
Accumulated depreciation	(177,165)	(182,391)

Equipment on operating leases, net	$754,371	$647,617

Schedule of lease payments owed to the Company for equipment under non-cancelable operating leases

2013	$97,177
2014	58,575
2015	23,712
2016	8,818
2017 and thereafter	1,815

Total lease payments	$190,097